DEBT - Additional Information (Detail) - Class A Ordinary Shares - Subsequent Event [Member] $ in Thousands	May 25, 2022 USD ($) shares
Debt Instrument [Line Items]
Number of shares issued to lender for set off outstanding balance | shares	8,617,124,250
Consideration from shares issued to lender for set off outstanding balance | $	$ 36,185,890